Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2023
Labor and social obligations
Components of labor and social obligations

	December 31,	December 31,
	2023	2022
Accrual for bonus	41,031	9,522
Social charges payable (i)	22,085	15,675
Salaries payable	15,455	10,374
Accrued vacation and 13th salary	11,084	6,883
Other	771	651
Total	90,426	43,105

(i)	Comprised of contributions to Social Security (“INSS”) and to Government Severance Indemnity Fund for Employees (“FGTS”) as well as withholding income tax (“IRRF”) over salaries.